Private Placement - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2020	Jun. 30, 2021	Nov. 05, 2019
Osprey Technology Acquisition Corp [Member]
Stock Issued During Period, Shares, New Issues		31,625,000
Warrant | Osprey Technology Acquisition Corp [Member]
Exercise price of warrants		$ 1.00	$ 1.00
Private Placement
Exercise price of warrants	$ 0.62
Private Placement | Osprey Technology Acquisition Corp [Member]
Exercise price of warrants	0.62
Private Placement | Warrant | Osprey Technology Acquisition Corp [Member]
Shares issued, price per share				$ 1.00
Exercise price of warrants	$ 11.50
Number of shares of common stock issuable on exercise of each warrant	1.00
Additional Private Placement | Warrant | Osprey Technology Acquisition Corp [Member]
Stock Issued During Period, Shares, New Issues	8,325,000
Stock issued during period, value, new issues	$ 8,325,000
IPO [Member] | Warrant | Osprey Technology Acquisition Corp [Member]
Exercise price of warrants	$ 1